Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Preferred Shares Activities

The Company’s preferred shares activities for the years ended December 31, 2017 and 2018 are summarized below:

	Series A-1, Series A-2, Series A-3 Preferred shares		Series B preferred shares		Series C preferred shares
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance as of December 31, 2017	65,919,003	1,808,971,556	61,942,726	2,081,275,970	—	—
Addition in year 2018	—	—	—	—	41,378,176	1,581,368,951
Conversion to ordinary shares	65,919,003	1,808,971,556	61,942,726	2,081,275,970	41,378,176	1,581,368,951

Balance as of December 31, 2018	—	—	—	—	—	—